UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2023 to June 30, 2023

Date of Report (Date of earliest event reported):  August 9, 2023
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Gregg Smallwood (949) 629-7991
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)	Demand Rejected (2)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BR6812		loanDepot.com, LLC	22 / $7,064,812 / 100%				1 / $488,400 / 6.913%
GNMA-II Pool # CE0591		loanDepot.com, LLC	129 / $43,323,524 / 100%				1 / $199,407 / 0.46%
GNMA-II Pool # CE0650		loanDepot.com, LLC	20 / $13,198,286 / 100%		1 / $975,200 / 7.389%
GNMA-II Pool # CF7152		loanDepot.com, LLC	110 / $46,240,021 / 100%		1 / $396,604 / 0.858%
GNMA-II Pool # CF7237		loanDepot.com, LLC	148 / $49,196,804 / 100%		1 / $566,464 / 1.151%
GNMA-II Pool # CF7135		loanDepot.com, LLC	116 / $48,975,829 / 100%		2 / $1,298,893 / 2.652%
GNMA-II Pool # BZ7867		loanDepot.com, LLC	50 / $12,788,649 / 100%			1 / $580,121 / 4.536%
GNMA-II Pool # CI9107		loanDepot.com, LLC	90 / $31,312,513 / 100%		1 / $376,092 / 1.201%		1 / $136,967 / 0.437%
GNMA-II Pool # CL6195		loanDepot.com, LLC	123 / $48,892,022 / 100%		2 / $850,000 / 1.739%
GNMA-II Pool # CK0394		loanDepot.com, LLC	45 / $14,539,135 / 100%		1 / $378,000 / 2.6%
GNMA-II Pool # CK0379		loanDepot.com, LLC	138 / $50,616,283 / 100%		1 / $225,000 / 0.445%
GNMA-II Pool # CL6070		loanDepot.com, LLC	132 / $39,309,922 / 100%		1 / $343,552 / 0.874%
GNMA-II Pool # CL6067		loanDepot.com, LLC	113 / $43,454,307 / 100%		1 / $425,733 / 0.98%
GNMA-II Pool # CL6137		loanDepot.com, LLC	55 / $16,509,403 / 100%		2 / $906,000 / 5.488%
GNMA-II Pool # CL6171		loanDepot.com, LLC	124 / $45,304,971 / 100%		1 / $407,757 / 0.9%
GNMA-II Pool # CL6156		loanDepot.com, LLC	82 / $30,253,534 / 100%		1 / $203,679 / 0.673%
GNMA-II Pool # CL6182		loanDepot.com, LLC	81 / $30,468,728 / 100%		1 / $746,568 / 2.45%
GNMA-II Pool # CK0424		loanDepot.com, LLC	25 / $24,575,367 / 100%		1 / $689,378 / 2.805%
GNMA-II Pool # CK0335		loanDepot.com, LLC	106 / $49,139,032 / 100%	1 / $691,462 / 1.407%	1 / $449,934 / 0.916%	1 / $691,462 / 1.407%
GNMA-II Pool # CK0422		loanDepot.com, LLC	125 / $47,908,640 / 100%	1 / $468,972 / 0.979%	1 / $275,000 / 0.574%	1 / $468,972 / 0.979%
GNMA-II Pool # CK0442		loanDepot.com, LLC	108 / $36,658,838 / 100%		1 / $305,000 / 0.832%		1 / $261,833 / 0.714%
GNMA-II Pool # CL6082		loanDepot.com, LLC	109 / $26,226,181 / 100%		1 / $362,742 / 1.383%
GNMA-II Pool # CL6079		loanDepot.com, LLC	37 / $14,629,804 / 100%		1 / $284,900 / 1.947%
GNMA-II Pool # CK0419		loanDepot.com, LLC	54 / $21,021,556 / 100%		1 / $420,548 / 2.001%
GNMA-II Pool # CL6092		loanDepot.com, LLC	137 / $47,954,150 / 100%		1 / $242,004 / 0.505%
GNMA-II Pool # CL6181		loanDepot.com, LLC	91 / $39,984,968 / 100%		2 / $901,532 / 2.255%

GNMA-II Pool # CL6158	loanDepot.com, LLC	43 / $16,009,689 / 100%		1 / $246,955 / 1.543%
GNMA-II Pool # CK0373	loanDepot.com, LLC	172 / $49,689,457 / 100%				2 / $398,321 / 0.802%
GNMA-II Pool # CH1551	loanDepot.com, LLC	142 / $48,332,908 / 100%
GNMA-II Pool # CI9095	loanDepot.com, LLC	142 / $38,391,577 / 100%				1 / $393,788 / 1.026%
GNMA-II Pool # CK0389	loanDepot.com, LLC	76 / $47,727,773 / 100%
GNMA-II Pool # CK0410	loanDepot.com, LLC	76 / $23,064,110 / 100%
GNMA-II Pool # CK0368	loanDepot.com, LLC	114 / $43,396,749 / 100%				1 / $510,603 / 1.177%
GNMA-II Pool # CK0367	loanDepot.com, LLC	116 / $42,620,250 / 100%				1 / $495,101 / 1.162%
GNMA-II Pool # CK0404	loanDepot.com, LLC	132 / $49,139,989 / 100%				2 / $822,379 / 1.674%
GNMA-II Pool # CK0341	loanDepot.com, LLC	112 / $40,723,318 / 100%	2 / $732,554 / 1.799%		2 / $732,554 / 1.799%	2 / $1,173,503 / 2.882%
GNMA-II Pool # CK0390	loanDepot.com, LLC	106 / $43,961,692 / 100%				1 / $625,631 / 1.423%
GNMA-II Pool # CK0369	loanDepot.com, LLC	127 / $43,984,312 / 100%				1 / $437,877 / 0.996%
GNMA-II Pool # CK0387	loanDepot.com, LLC	41 / $23,842,256 / 100%				1 / $267,599 / 1.122%
GNMA-II Pool # CK0431	loanDepot.com, LLC	101 / $30,260,823 / 100%	1 / $374,710 / 1.238%		1 / $374,710 / 1.238%	1 / $556,225 / 1.838%
GNMA-II Pool # CN2983	loanDepot.com, LLC	92 / $24,856,909 / 100%				1 / $201,034 / 0.809%
GNMA-II Pool # CN3006	loanDepot.com, LLC	7 / $6,531,271 / 100%				1 / $714,528 / 10.94%
GNMA-II Pool # CN3059	loanDepot.com, LLC	54 / $19,258,199 / 100%				1 / $497,311 / 2.582%
GNMA-II Pool # CO6001	loanDepot.com, LLC	39 / $14,073,004 / 100%				1 / $259,352 / 1.843%
GNMA-II Pool # CO6003	loanDepot.com, LLC	33 / $11,191,645 / 100%		1 / $286,311 / 2.558%
GNMA-II Pool # CQ2161	loanDepot.com, LLC	48 / $14,930,730 / 100%		1 / $250,000 / 1.674%
GNMA-II Pool # CQ2255	loanDepot.com, LLC	57 / $16,747,990 / 100%		1 / $456,355 / 2.725%
GNMA-II Pool # CQ2290	loanDepot.com, LLC	35 / $11,773,113 / 100%				1 / $325,773 / 2.767%
GNMA-II Pool # CQ2291	loanDepot.com, LLC	59 / $20,128,343 / 100%		1 / $431,000 / 2.141%
GNMA-II Pool # CI9010	loanDepot.com, LLC	135 / $35,738,902 / 100%		2 / $1,063046 / 2.974%	1 / $266,371 / 0.745%
GNMA-II Pool # CH1514	loanDepot.com, LLC	41 / $35,157,547 / 100%		1 / $850,665 / 2.42%
GNMA-II Pool # CH1572	loanDepot.com, LLC	63 / $15,305,977 / 100%			1 / $175,423 / 1.146%
GNMA-II Pool # CH1552	loanDepot.com, LLC	82 / $25,989,301 / 100%		2 / $624,256 / 2.402%
GNMA-II Pool # CH1479	loanDepot.com, LLC	154 / $48,613,486 / 100%		1 / $310,798 / 0.639%
GNMA-II Pool # CH1511	loanDepot.com, LLC	142 / $46,671,218 / 100%		1 / $224,493 / 0.481%
GNMA-II Pool # CI9024	loanDepot.com, LLC	19 / $6,010,913 / 100%		1 / $192,810 / 3.208%
GNMA-II Pool # CC4493	loanDepot.com, LLC	105 / $13,823,810 / 100%		1 / $108,801 / 0.787%
GNMA-II Pool # CH1559	loanDepot.com, LLC	105 / $31,099,617 / 100%		1 / $171,091 / 0.55%
GNMA-II Pool # CH1555	loanDepot.com, LLC	142 / $46,115,209 / 100%		1 / $224,688 / 0.487%
GNMA-II Pool # CH1521	loanDepot.com, LLC	75 / $20,161,212 / 100%		1 / $261,159 / 1.295%
GNMA-II Pool # CH1533	loanDepot.com, LLC	106 / $10,000,000 / 100%		1 / $339,315 / 3.393%
GNMA-II Pool # CH1528	loanDepot.com, LLC	19 / $6,356,908 / 100%		1 / $224,680 / 3.534%
GNMA-II Pool # CO5995	loanDepot.com, LLC	18 / $5,115,983 / 100%	1 / $159,718 / 3.122%	1 / $159,718 / 3.122%
GNMA-II Pool # CS5700	loanDepot.com, LLC	27 / $10,377,243 / 100%	1 / $418,759 / 4.035%	1 / $418,759 / 4.035%
GNMA-II Pool # CS5703	loanDepot.com, LLC	51 / $18,108,639 / 100%	1 / $736,302 / 4.066%			1 / $736,302 / 4.066%

GNMA-II Pool # CU0006	loanDepot.com, LLC	23 / $9,062,544 / 100%	1 / $358,553 / 3.956%		1 / $358,553 / 3.956%
GNMA-II Pool # CK0412	loanDepot.com, LLC	66 / $18,089,869 / 100%	2 / $475,392 / 2.628%	1 / $220,924 / 1.221%	1 / $254,468 / 1.407%
GNMA-II Pool # CI9092	loanDepot.com, LLC	41 / $14,070,439 / 100%	1 / $382,202 / 2.716%	1 / $382,202 / 2.716%
GNMA-II Pool # CI9093	loanDepot.com, LLC	130 / $48,442,145 / 100%	1 / $212,051 / 0.438%	1 / $212,051 / 0.438%
GNMA-II Pool # CI9119	loanDepot.com, LLC	51 / $14,098,051 / 100%	1 / $177,377 / 1.258%	1 / $177,377 / 1.258%
GNMA-II Pool # CK0328	loanDepot.com, LLC	111 / $39,318,188 / 100%	4 / $1,539,898 / 3.917%	4 / $1,539,898 / 3.917%
GNMA-II Pool # CK0358	loanDepot.com, LLC	28 / $7,275,166 / 100%	1 / $210,746 / 2.897%	1 / $210,746 / 2.897%
GNMA-II Pool # CR2901	loanDepot.com, LLC	24 / $7,566,113 / 100%	1 / $151,298 / 2%	1 / $151,298 / 2%
GNMA-II Pool # CQ2158	loanDepot.com, LLC	42 / $15,727,129 / 100%	1 / $393,477 / 2.502%	1 / $393,477 / 2.502%
GNMA-II Pool # CI9097	loanDepot.com, LLC	139 / $48,786,340 / 100%	1 / $245,471 / 0.503%	1 / $245,471 / 0.503%
GNMA-II Pool # CI9101	loanDepot.com, LLC	6 / $1,835,149 / 100%	1 / $372,450 / 20.295%	1 / $372,450 / 20.295%
GNMA-II Pool # CI9116	loanDepot.com, LLC	119 / $34,010,605 / 100%	1 / $200,305 / 0.589%	1 / $200,305 / 0.589%
GNMA-II Pool # CK0330	loanDepot.com, LLC	17 / $4,755,990 / 100%	1 / $249,676 / 5.25%	1 / $249,676 / 5.25%
GNMA-II Pool # CK0385	loanDepot.com, LLC	44 / $17,760,499 / 100%	1 / $289,140 / 1.628%		1 / $289,140 / 1.628%
GNMA-II Pool # CK0395	loanDepot.com, LLC	84 / $28,667,705 / 100%	1 / $344,727 / 1.202%		1 / $344,727 / 1.202%
GNMA-II Pool # CK0411	loanDepot.com, LLC	173 / $49,622,273 / 100%	1 / $231,169 / 0.466%		1 / $231,169 / 0.466%
GNMA-II Pool # CK0346	loanDepot.com, LLC	65 / $10,646,178 / 100%	1 / $167,450 / 1.573%		1 / $167,450 / 1.573%
GNMA-II Pool # CK0350	loanDepot.com, LLC	98 / $15,823,102 / 100%	1 / $159,109 / 1.006%		1 / $159,109 / 1.006%
GNMA-II Pool # CK0438	loanDepot.com, LLC	81 / $13,125,818 / 100%	1 / $157,739 / 1.202%		1 / $157,739 / 1.202%
GNMA-II Pool # CK0440	loanDepot.com, LLC	52 / $5,139,228 / 100%	1 / $92,876 / 1.807%		1 / $92,876 / 1.807%
GNMA-II Pool # CK0425	loanDepot.com, LLC	57 / $22,965,944 / 100%	1 / $210,746 / 0.918%		1 / $210,746 / 0.918%
GNMA-II Pool # CL6065	loanDepot.com, LLC	122 / $45,482,868 / 100%	1 / $154,940 / 0.341%		1 / $154,940 / 0.341%
GNMA-II Pool # CL6071	loanDepot.com, LLC	123 / $43,421,985 / 100%	1 / $233,962 / 0.539%		1 / $233,962 / 0.539%
GNMA-II Pool # CK0441	loanDepot.com, LLC	21 / $9,683,471 / 100%	1 / $700,634 / 7.235%		1 / $700,634 / 7.235%
GNMA-II Pool # CK0444	loanDepot.com, LLC	39 / $9,753,295 / 100%	1 / $633,490 / 6.495%		1 / $633,490 / 6.495%
GNMA-II Pool # CL6074	loanDepot.com, LLC	6 / $2,621,338 / 100%	1 / $270,264 / 10.31%		1 / $270,264 / 10.31%

GNMA-II Pool # Grand Total	loanDepot.com, LLC	7,340 / $2,472,580,783 / 100%	38 / $12,197,619 / 0.493%	63 / $23,231,355 / 0.94%	23 / $7,548,880 / 0.305%	23 / $9,501,934 / 0.384%	0 / $ / 0%	0 / $ / 0%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. Thirty-four (34) of the assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party. Four (4) of the assets identified in columns (g) through (i) were identified by GNMA for repurchase during the reporting period.

4)
Each asset identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. Seventeen (17) of the assets identified in columns (j) through (l) were identified by the Originator or GNMA for repurchase during the reporting period and forty-six (46) of the assets identified in columns (j) through (l) were identified by the Originator or GNMA for repurchase during prior reporting periods.

5)
Twenty (20) of the assets identified in columns (m) through (o) were identified by the Originator or GNMA for repurchase during the reporting period.  Three (3) of the assets identified in columns (m) through (o) were identified by the Originator or GNMA for repurchase during prior reporting periods.

6)
One (1) of the assets identified in columns (p) through (r) was identified by GNMA for repurchase during the reporting period. Twenty-two (22) of the assets identified in columns (p) through (r) were identified by GNMA for repurchase during prior reporting periods. The Originator has not received a response from GNMA regarding its position.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 9, 2023	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer